Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

ASTON FUNDS

ASTON/Anchor Capital Enhanced Equity Fund	ASTON/Montag & Caldwell Growth Fund
ASTON/Cornerstone Large Cap Value Fund	ASTON/Montag & Caldwell Mid Cap Growth Fund
ASTON/DoubleLine Core Plus Fixed Income Fund	ASTON/Pictet International Fund
ASTON/Fairpointe Focused Equity Fund	ASTON/River Road Dividend All Cap Value Fund
ASTON/Fairpointe Mid Cap Fund	ASTON/River Road Dividend All Cap Value Fund II
ASTON/Guardian Capital Global Dividend Fund	ASTON/River Road Long-Short Fund
ASTON/Herndon Large Cap Value Fund	ASTON/River Road Select Value Fund
ASTON/Lake Partners LASSO Alternatives Fund	ASTON/River Road Small Cap Value Fund
ASTON/LMCG Small Cap Growth Fund	ASTON/Silvercrest Small Cap Fund
ASTON/Montag & Caldwell Balanced Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented July 28, 2016, August 26, 2016, September 7, 2016, September 8, 2016 and September 19, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016, July 28, 2016, August 26, 2016, September 7, 2016 and September 8, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, each a series of Aston Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, each Fund’s name will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Name	New Name
ASTON/Anchor Capital Enhanced Equity Fund	AMG Managers Anchor Capital Enhanced Equity Fund
ASTON/Cornerstone Large Cap Value Fund	AMG Managers Cornerstone Large Cap Value Fund
ASTON/DoubleLine Core Plus Fixed Income Fund	AMG Managers DoubleLine Core Plus Bond Fund
ASTON/Fairpointe Focused Equity Fund	AMG Managers Fairpointe Focused Equity Fund
ASTON/Fairpointe Mid Cap Fund	AMG Managers Fairpointe Mid Cap Fund
ASTON/Guardian Capital Global Dividend Fund	AMG Managers Guardian Capital Global Dividend Fund
ASTON/Herndon Large Cap Value Fund	AMG Managers Herndon Large Cap Value Fund
ASTON/Lake Partners LASSO Alternatives Fund	AMG Managers Lake Partners LASSO Alternatives Fund
ASTON/LMCG Small Cap Growth Fund	AMG Managers LMCG Small Cap Growth Fund
ASTON/Montag & Caldwell Balanced Fund	AMG Managers Montag & Caldwell Balanced Fund
ASTON/Montag & Caldwell Growth Fund	AMG Managers Montag & Caldwell Growth Fund
ASTON/Montag & Caldwell Mid Cap Growth Fund	AMG Managers Montag & Caldwell Mid Cap Growth Fund
ASTON/Pictet International Fund	AMG Managers Pictet International Fund
ASTON/River Road Dividend All Cap Value Fund	AMG River Road Dividend All Cap Value Fund
ASTON/River Road Dividend All Cap Value Fund II	AMG River Road Dividend All Cap Value Fund II
ASTON/River Road Long-Short Fund	AMG River Road Long-Short Fund
ASTON/River Road Select Value Fund	AMG River Road Select Value Fund
ASTON/River Road Small Cap Value Fund	AMG River Road Small Cap Value Fund
ASTON/Silvercrest Small Cap Fund	AMG Managers Silvercrest Small Cap Fund

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Funds and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Funds. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Funds will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Funds’ website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

ASTON/Montag & Caldwell Growth Fund

The section under “Fund Summaries – ASTON/Montag & Caldwell Growth Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares	Class R Shares
Management Fee(a)	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None	0.50%
Other Expenses(a)	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.06%	0.81%	1.31%
Fee Waiver and/or Expense Reimbursement(b)	(0.01)%	(0.01)%	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.05%	0.80%	1.30%

(a)	Expense information has been restated to reflect current fees.
(b)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0061% through October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through October 1, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$107	$335	$583	$1,293
Class I Shares	82	257	448	1,000
Class R Shares	132	413	717	1,578

The first paragraph of the section under “Fund Summaries – ASTON/Montag & Caldwell Growth Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares, Class I shares, and Class R shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares and Class R shares due to 12b-1 fees paid by Class N shares and Class R shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Herndon Large Cap Value Fund

The section under “Fund Summaries – ASTON/Herndon Large Cap Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a),(b)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.31%	0.31%

Total Annual Fund Operating Expenses	1.16%	0.91%
Fee Waiver and/or Expense Reimbursement(b),(c),(d)	(0.02)%	(0.02)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b),(c),(d)	1.14%	0.89%

(a)	Expense information has been restated to reflect current fees.
(b)	Expenses shown above have been restated to reflect the Fund’s management fee and contractual expense limits currently in effect and will differ from the expenses reflected in the annual report for the fiscal year ended October 31, 2015 (the “Annual Report”).
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.82% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.
(d)	Expenses shown above do not reflect recoupment of previously waived or reimbursed expenses of the Fund, and may differ from expenses shown in the Fund’s Annual Report.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$116	$366	$637	$1,409
Class I Shares	91	288	502	1,120

The first paragraph of the section under “Fund Summaries – ASTON/Herndon Large Cap Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Cornerstone Large Cap Value Fund

The section under “Fund Summaries – ASTON/Cornerstone Large Cap Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a),(b)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.33%	0.33%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.19%	0.94%
Fee Waiver and/or Expense Reimbursement(b),(c)	(0.04)%	(0.04)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b),(c)	1.15%	0.90%

(a)	Expense information has been restated to reflect current fees.
(b)	Expenses shown above have been restated to reflect the Fund’s management fee and contractual expense limits currently in effect and will differ from the expenses reflected in the annual report for the fiscal year ended October 31, 2015.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.82% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$117	$372	$649	$1,438
Class I Shares	92	294	514	1,149

The first paragraph of the section under “Fund Summaries – ASTON/Cornerstone Large Cap Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Fairpointe Focused Equity Fund

The section under “Fund Summaries – ASTON/Fairpointe Focused Equity Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)	1.87%	1.87%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	2.83%	2.58%
Fee Waiver and/or Expense Reimbursement(c)	(1.67)%	(1.67)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.16%	0.91%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses have been restated to reflect applicable organizational fees for the current fiscal year and will differ from the expenses shown in annual report for the fiscal year ended October 31, 2015.
(c)

The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.82% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$118	$649	$1,280	$2,982
Class I Shares	93	572	1,153	2,734

The first paragraph of the section under “Fund Summaries – ASTON/Fairpointe Focused Equity Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/River Road Dividend All Cap Value Fund

The section under “Fund Summaries – ASTON/River Road Dividend All Cap Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.26%	0.26%

Total Annual Fund Operating Expenses	1.11%	0.86%
Fee Waiver and/or Expense Reimbursement(b)	(0.01)%	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.10%	0.85%

(a)	Expense information has been restated to reflect current fees.
(b)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0053% through October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through October 1, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$112	$351	$610	$1,350
Class I Shares	87	273	475	1,059

The first paragraph of the section under “Fund Summaries – ASTON/River Road Dividend All Cap Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/River Road Dividend All Cap Value Fund II

The section under “Fund Summaries – ASTON/River Road Dividend All Cap Value Fund II” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.30%	0.30%

Total Annual Fund Operating Expenses	1.15%	0.90%

(a)	Expense information has been restated to reflect current fees.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$117	$365	$633	$1,398
Class I Shares	92	287	498	1,108

The first paragraph of the section under “Fund Summaries – ASTON/River Road Dividend All Cap Value Fund II” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Fairpointe Mid Cap Fund

The section under “Fund Summaries – ASTON/Fairpointe Mid Cap Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.27%	0.27%

Total Annual Fund Operating Expenses	1.12%	0.87%
Fee Waiver and/or Expense Reimbursement(b)	(0.01)%	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.11%	0.86%

(a)	Expense information has been restated to reflect current fees.
(b)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0065% through October 1, 2018.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through October 1, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$113	$354	$615	$1,361
Class I Shares	88	276	480	1,071

The first paragraph of the section under “Fund Summaries – ASTON/Fairpointe Mid Cap Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Montag & Caldwell Mid Cap Growth Fund

The section under “Fund Summaries – ASTON/Montag & Caldwell Mid Cap Growth Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	1.00%	1.00%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	2.01%	1.76%
Fee Waiver and/or Expense Reimbursement(b)	(0.75)%	(0.75)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.26%	1.01%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.95% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$128	$526	$983	$2,251
Class I Shares	103	449	853	1,983

The first paragraph of the section under “Fund Summaries – ASTON/Montag & Caldwell Mid Cap Growth Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/River Road Select Value Fund

The section under “Fund Summaries – ASTON/River Road Select Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.32%	0.32%
Acquired Fund Fees and Expenses	0.03%	0.03%

Total Annual Fund Operating Expenses	1.50%	1.25%

(a)	Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$153	$474	$818	$1,791
Class I Shares	127	397	686	1,511

The first paragraph of the section under “Fund Summaries – ASTON/River Road Select Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/River Road Small Cap Value Fund

The section under “Fund Summaries – ASTON/River Road Small Cap Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.29%	0.29%
Acquired Fund Fees and Expenses	0.05%	0.05%

Total Annual Fund Operating Expenses	1.39%	1.14%

(a)	Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$141	$440	$760	$1,668
Class I Shares	116	362	627	1,386

The first paragraph of the section under “Fund Summaries – ASTON/River Road Small Cap Value Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/LMCG Small Cap Growth Fund

The section under “Fund Summaries – ASTON/LMCG Small Cap Growth Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.37%	0.37%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.53%	1.28%
Fee Waiver and/or Expense Reimbursement(b)	(0.17)%	(0.17)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.36%	1.11%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.03% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$138	$459	$811	$1,803
Class I Shares	113	382	679	1,524

The first paragraph of the section under “Fund Summaries – ASTON/LMCG Small Cap Growth Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Silvercrest Small Cap Fund

The section under “Fund Summaries – ASTON/Silvercrest Small Cap Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.33%	0.33%

Total Annual Fund Operating Expenses	1.48%	1.23%
Fee Waiver and/or Expense Reimbursement(b)	(0.08)%	(0.08)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.40%	1.15%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.08% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$143	$457	$797	$1,759
Class I Shares	117	379	665	1,478

The first paragraph of the section under “Fund Summaries – ASTON/Silvercrest Small Cap Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/DoubleLine Core Plus Fixed Income Fund

The section under “Fund Summaries – ASTON/DoubleLine Core Plus Fixed Income Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee(a)	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.35%	0.35%
Acquired Fund Fees and Expenses	0.03%	0.03%

Total Annual Fund Operating Expenses	1.08%	0.83%
Fee Waiver and/or Expense Reimbursement(b),(c)	(0.12)%	(0.12)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b),(c)	0.96%	0.71%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.61% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.
(c)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0052% through October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$98	$326	$579	$1,302
Class I Shares	73	248	444	1,009

The first paragraph of the section under “Fund Summaries – ASTON/DoubleLine Core Plus Fixed Income Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Lake Partners LASSO Alternatives Fund

The section under “Fund Summaries – ASTON/Lake Partners LASSO Alternatives Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee(a)	0.90%	0.90%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.27%	0.27%
Acquired Fund Fees and Expenses
Dividend and Interest Expense on Short Sales(b)	0.48%	0.48%
Other Acquired Fund Fees and Expenses	1.30%	1.30%

Total Acquired Fund Fees and Expenses	1.78%	1.78%

Total Annual Fund Operating Expenses	3.20%	2.95%
Fee Waiver and/or Expense Reimbursement(c)	(0.02)%	(0.02)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	3.18%	2.93%

(a)	Expense information has been restated to reflect current fees.
(b)	Estimated dividend and interest expense on short sales in underlying funds that engage in short selling, based on publicly available information.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.09% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$321	$984	$1,671	$3,501
Class I Shares	296	910	1,550	3,269

The first paragraph of the section under “Fund Summaries – ASTON/Lake Partners LASSO Alternatives Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class I shares of the Fund has varied from year to year over the periods shown. Class I shares and Class N shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class N shares would be lower than the returns of the Class I shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Anchor Capital Enhanced Equity Fund

The section under “Fund Summaries – ASTON/Anchor Capital Enhanced Equity Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.34%	0.34%

Total Annual Fund Operating Expenses	1.19%	0.94%

(a)	Expense information has been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$121	$378	$654	$1,443
Class I Shares	96	300	520	1,155

The section under “Fund Summaries – ASTON/Anchor Capital Enhanced Equity Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	06/09	18.93%
Worst quarter:	03/09	(7.13)%

The following table indicates how the Fund’s average annual return for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2015)

	AMG Managers Anchor Capital Enhanced Equity Fund
	1 Year	5 Years	Since Inception
Class N Shares (Inception 1/15/08):
Return Before Taxes	(7.84)%	3.34%	3.19%
Return After Taxes on Distributions	(8.75)%	1.78%	1.57%
Return After Taxes on Distributions and Sale of Fund Shares	(4.35)%	2.06%	1.89%
Class I Shares (Inception 3/03/10):
Return Before Taxes	(7.60)%	3.60%	4.55%
Standard & Poor’s (S&P) 500 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 13.25%.)	1.39%	12.55%	7.36%
CBOE S&P 500 BuyWrite Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 6.92%.)	5.24%	6.97%	4.27%

As of June 30, 2012, the Fund changed its name from ASTON/M.D. Sass Enhanced Equity Fund to ASTON/Anchor Capital Enhanced Equity Fund and Anchor Capital Advisors LLC (“Anchor Capital”) became the subadviser. Performance prior to that date reflects the performance of previous subadvisers. However, Mr. Altman has served as a Portfolio Manager since the Fund’s inception in January 2008.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

ASTON/River Road Long-Short Fund

The section under “Fund Summaries – ASTON/River Road Long-Short Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	1.10%	1.10%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)
Other Operating Expenses	0.34%	0.34%
Dividend and Interest Expense on Short Sales	1.19%	1.19%

Total Other Expenses(a),(b)	1.53%	1.53%

Acquired Fund Fees and Expenses	0.04%	0.04%

Total Annual Fund Operating Expenses	2.92%	2.67%
Recoupment of Fees Waived and/or Expenses Reimbursed(c)	0.01%	0.01%

Total Annual Fund Operating Expenses After Recoupment of Fees Waived and/or Expenses Reimbursed(c)	2.93%	2.68%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses include dividends or interest on short sales of securities, which are paid to the lender of the security, and stock loan fees, which are paid to the prime broker.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.37% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the fiscal year during which management fees were waived or operating expenses are reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, remain at or below the Operating Expense Limit during the Recovery Period (the “recoupment”). Recoupment amounts shown are based on the expense information set forth in the table above, which information has been being restated to reflect current fees. The investment adviser also recouped fees equal to 0.02% during the previous fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same as shown above, including the recoupment for the first year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$296	$905	$1,539	$3,243
Class I Shares	271	831	1,416	3,004

The section under “Fund Summaries – ASTON/River Road Long-Short Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/13	6.75%
Worst quarter:	03/14	(3.69)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2015)

	AMG River Road Long-Short Fund
	1 Year	Since Inception
Class N Shares (Inception 5/4/11):
Return Before Taxes	0.17%	5.13%
Return After Taxes on Distributions	(0.62)%	4.19%
Return After Taxes on Distributions and Sale of Fund Shares	0.76%	3.74%
Class I Shares (Inception 3/4/13)
Return Before Taxes	0.44%	3.45%
Russell 3000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 12.93%.)	0.48%	11.11%
50% Russell 3000 Index/50% BofA Merrill Lynch 3-Month U.S. T-Bill Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, is 6.51%.)	0.54%	5.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class N shares. After tax returns for Class I shares will vary.

ASTON/Guardian Capital Global Dividend Fund

The section under “Fund Summaries – ASTON/Guardian Capital Global Dividend Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)	2.33%	2.33%

Total Annual Fund Operating Expenses	3.28%	3.03%
Fee Waiver and/or Expense Reimbursement(c)	(1.98)%	(1.98)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.30%	1.05%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses have been restated to exclude organizational fees from the prior fiscal year and will differ from the expenses shown in the annual report for the fiscal year ended October 31, 2015.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.05% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$132	$742	$1,464	$3,380
Class I Shares	107	666	1,340	3,143

The first paragraph of the section under “Fund Summaries – ASTON/Guardian Capital Global Dividend Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Pictet International Fund

The section under “Fund Summaries – ASTON/Pictet International Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a),(b)	0.78%	0.78%

Total Annual Fund Operating Expenses	1.83%	1.58%
Fee Waiver and/or Expense Reimbursement(c),(d)	(0.44)%	(0.44)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c),(d)	1.39%	1.14%

(a)	Expense information has been restated to reflect current fees.
(b)	Other expenses have been restated to exclude organizational fees from the prior fiscal year and will differ from the expenses shown in the annual report for the fiscal year ended October 31, 2015.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.08% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.
(d)	The administrator is contractually obligated to waive the administration fee in an amount equal to an annual rate of 0.0055% through October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$142	$514	$931	$2,096
Class I Shares	116	437	801	1,825

The first paragraph of the section under “Fund Summaries – ASTON/Pictet International Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows the performance of the Class N shares of the Fund for the period shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

ASTON/Montag & Caldwell Balanced Fund

The sections under “Fund Summaries – ASTON/Montag & Caldwell Balanced Fund” titled “Fees and Expenses” and “Expense Example” are hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(a)	0.67%	0.67%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses	1.58%	1.33%
Fee Waiver and/or Expense Reimbursement(b)	(0.22)%	(0.22)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.36%	1.11%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.04% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$138	$468	$831	$1,852
Class I Shares	113	390	699	1,574

The last paragraph of section under “Fund Summaries – ASTON/Montag & Caldwell Balanced Fund” titled “Principal Investment Strategies” is hereby deleted and replaced with the following:

The Fund will invest in fixed income securities only with a “BBB/Baa” or better rating. Investments will include:

•	U.S. government securities

•	Corporate bonds

•	Mortgage/asset-backed securities

•	Money market securities and repurchase agreements

The first paragraph of the section under “Fund Summaries – ASTON/Montag & Caldwell Balanced Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

With respect to each Fund other than ASTON/Montag & Caldwell Growth Fund, the section under “Summary of the Funds” titled “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (AMG Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769), wire transfer, online access (www.amgfunds.com), or by telephone (800-548-4539). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,000	$100
Individual Retirement Accounts (IRAs)	$1,000	$100
Education Savings Accounts (ESAs)	$1,000	$100
Custodial Accounts for Minors (UGMA/UTMA)	$1,000	$100
Class I—Regular Accounts	$100,000	$1,000
Individual Retirement Accounts (IRAs)	$50,000	$1,000

With respect to ASTON/Montag & Caldwell Growth Fund, the section under “Summary of the Funds” titled “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (AMG Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769), wire transfer, online access (www.amgfunds.com), or by telephone (800-548-4539). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,000	$100
Individual Retirement Accounts (IRAs)	$1,000	$100
Education Savings Accounts (ESAs) (except R Class)	$1,000	$100
Custodial Accounts for Minors (UGMA/UTMA)	$1,000	$100
Class I—Regular Accounts	$100,000	$1,000
Individual Retirement Accounts (IRAs)	$50,000	$1,000
Class R—Retirement Plans	$2,000	$50

Class R shares are only intended for use within retirement plans offered through a financial representative or a plan sponsor.

The first paragraph under the section “Management of the Funds” is hereby deleted and replaced with the following:

Each Fund is a series of AMG Funds IV (formerly, Aston Funds), a Delaware statutory trust (the “Trust”). AMG Funds IV is part of the AMG Funds Family of Funds, a mutual funds family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. Each series of the Trust (except AMG Managers Montag & Caldwell Growth Fund) offers two classes of shares: Class N and Class I. AMG Managers Montag & Caldwell Growth Fund offers three classes of chares: Class N, Class I and Class R.

The sub-section “Investment Adviser” in the section “Management of the Funds” is hereby deleted and replaced with the following:

INVESTMENT ADVISER

AMG Funds LLC

AMG Funds LLC (“AMG Funds” or the “Adviser”), located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Adviser serves as investment adviser and administrator to the Funds and is responsible for the Funds’ overall administration and operations. The Adviser also monitors the performance, security holdings, and investment strategies of the subadviser to each Fund. AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Adviser, serves as the Funds’ distributor. Except for distribution and shareholder service (12b-1) fees, the Distributor receives no compensation from the Funds for its services as distributor.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds participate in a manager of managers structure whereby the Adviser serves as the investment adviser of the Funds and selects and recommends to the Funds’ Board of Trustees investment subadvisers to manage the Funds’ investment portfolio. Under the terms of this exemptive order, the Adviser is able, subject to certain conditions and oversight by the Funds’ Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisers for the Funds. The Adviser, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Shareholders of the Funds continue to have the right to terminate such subadvisory agreements for the Funds at any time by a vote of a majority of the outstanding voting securities of the Funds.

The table contained under the sub-section “Management Fees” in the section “Management of the Funds” is hereby deleted and replaced with the following:

Fund Name	Management Fee(a) (as a percentage of net assets)	Management Fee Paid for Fiscal Year Ended 10/31/15 (as a percentage of net assets)
AMG Managers Anchor Capital Enhanced Equity Fund	0.60%	0.70%
AMG Managers Cornerstone Large Cap Value Fund	0.60%(b)	0.80%
AMG Managers DoubleLine Core Plus Bond Fund(c),(e)	0.45%	0.44%
AMG Managers Fairpointe Focused Equity Fund(c)	0.70%	0.00%
AMG Managers Fairpointe Mid Cap Fund	0.70% for the first $100 million 0.65% for the next $300 million 0.60% over $400 million	0.70%
AMG Managers Guardian Capital Global Dividend Fund(c)	0.70%	0.00%
AMG Managers Herndon Large Cap Value Fund(d)	0.60%(b)	0.83%
AMG Managers Lake Partners LASSO Alternatives Fund(c)	0.90%	0.98%
AMG Managers LMCG Small Cap Growth Fund(c)	0.90%	0.82%
AMG Managers Montag & Caldwell Balanced Fund(c)	0.65%	0.51%
AMG Managers Montag & Caldwell Growth Fund	0.70% for the first $800 million 0.50% over $800 million up to $6 billion 0.45% over $6 billion up to $12 billion 0.40% over $12 billion	0.65%
AMG Managers Montag & Caldwell Mid Cap Growth Fund(c)	0.75%	0.00%
AMG Managers Pictet International Fund(c)	0.80%	0.38%
AMG Managers Silvercrest Small Cap Fund(c)	0.90%	0.93%
AMG River Road Dividend All Cap Value Fund	0.60%	0.70%
AMG River Road Dividend All Cap Value Fund II	0.60%	0.70%
AMG River Road Long-Short Fund(d)	1.10%	1.22%
AMG River Road Select Value Fund	0.90%	1.00%
AMG River Road Small Cap Value Fund	0.80%	0.90%

(a)	Effective October 1, 2016, each Fund’s management fee rate payable was reduced by 0.10% at each breakpoint level.
(b)	Effective January 1, 2016, the management fee was reduced from 0.80% of the Fund’s average daily net assets to 0.70% of the Fund’s average daily net assets.
(c)	Taking into account fee waivers then in effect.
(d)	For the fiscal year ended October 31, 2015, the Adviser was reimbursed by the Fund for recoupment of prior year fee waivers.
(e)	The Subadviser will waive a portion of the subadvisory fee in an amount equal to the fee earned by the Subadviser from an affiliated fund that is attributable to the Fund’s assets invested in the affiliated fund, if any, and the Adviser will waive a portion of its management fee equal to the amount waived by the Subadviser.

The second bullet point in the sub-section “Opening an Account” in the section “Shareholder Information” is hereby deleted and replaced with the following:

•	Determine how much you want to invest. The minimum initial and subsequent investment requirements for the applicable class of each Fund are as follows:

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,000	$100
Individual Retirement Accounts (IRAs)	$1,000	$100
Education Savings Accounts (ESAs) (except R Class)	$1,000	$100
Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$1,000	$100

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class I—Regular Accounts	$100,000	$1,000
Individual Retirement Accounts (IRAs)	$50,000	$1,000
Class R—Retirement Plans	$2,000	$50

Class R shares are sold primarily to qualified retirement plans, retirement savings programs and other similar programs offered primarily through financial intermediaries. Contact your financial representative or plan sponsor.

The table on pages 125-126 in the sub-section “Opening an Account” and the table on pages 127-128 in the sub-section “Selling/Redeeming Shares” in the section “Shareholder Information” are hereby deleted and replaced with the following, and the information set forth in the following table shall supersede any other references to the contrary regarding buying and selling Fund shares in the Prospectus and SAI:

	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,†...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to AMG Funds to: AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to AMG Funds to:

AMG Funds

c/o BNY Mellon

Investment

Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

(Include your account number and Fund name on your check)

Write a letter of instruction containing:

•    Name of the Fund

•    Dollar amount or number of shares you wish to sell

•    Your name

•    Your account number

•    Signatures of all account owners

Mail your letter to:

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000)

Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our website at www.amgfunds.com	Go to our website at www.amgfunds.com

By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account

*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 and over require a medallion signature guarantee. Telephone redemptions are available only for redemptions that are below $50,000.

The sub-section “Exchanging Shares” in the section “Shareholder Information” is hereby deleted and replaced with the following:

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of a Fund for the same class of shares of other Funds in the Trust or for shares of other funds advised by the Adviser, subject to the applicable investment minimum. Not all funds managed by the Adviser offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Adviser as described above, you also may exchange your shares of the Funds through the Adviser for shares in the Agency share class of the JPMorgan U.S. Government Money Market Fund (the “JPMorgan Fund”). In addition, the following restrictions apply:

•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund if you exchange through the funds offered by the Adviser.

•	The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax-advantaged account and may subject you to a redemption fee.

•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment adviser, bank or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Funds may discontinue, alter or limit the exchange privileges at any time, subject to applicable law.

The sub-section “Payments to Intermediaries” in the section “Shareholder Information” is hereby deleted and replaced with the following:

INVESTING WITH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”), rather than directly with the Funds, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Many, if not all, of these Financial Intermediaries may receive various forms of compensation in connection with the sale of Fund shares and/or the servicing of shareholder accounts. Such compensation from the Funds may include receipt of shareholder servicing fees. Shareholder servicing fees are paid out of the assets of the Funds on an ongoing basis for the receipt of certain shareholder services from Financial Intermediaries (including through fund supermarket platforms), including account maintenance, transaction processing and customer liaison services, and will increase the cost to shareholders who invest in Fund shares. These payments are made pursuant to written agreements between the Financial Intermediaries and the Adviser, the Distributor and/or a Fund.

Class N and Class I shares of each Fund and Class R shares of AMG Managers Montag & Caldwell Growth Fund are authorized to pay shareholder servicing fees at a rate of up to 0.15% of the Fund’s average daily net assets with respect to such share class. The Adviser has voluntarily agreed, through at least October 1, 2017, to waive a portion of the shareholder servicing fees paid by the various share classes of each Fund, as necessary, to ensure the total net expense ratio for each share class of each Fund does not increase due to the fee and expense changes taking effect October 1, 2016.

The Adviser, a Subadviser and/or the Distributor may pay additional compensation (directly out of their own resources and not as an expense of a Fund) to certain affiliated or unaffiliated Financial Intermediaries in connection with the sale, including distribution, marketing and promotional services, or retention of Fund shares and/or shareholder servicing. To the extent permitted by Securities and Exchange Commission and Financial Industry Regulatory Authority, Inc. rules and other applicable laws and regulations, the Adviser, a Subadviser and the Distributor may make other payments or allow other promotional incentives to Financial Intermediaries. This compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the Funds over other investment options. Any such payments may be substantial; however, they will be made by the Adviser, a Subadviser and/or the Distributor, as applicable, not by the Funds or their shareholders, and will not change the NAV or the price of the Funds’ shares.

You can find further details in the SAI about the payments made by the Adviser, a Subadviser and/or the Distributor and the services provided by Financial Intermediaries. You can ask your Financial Intermediary for information about any payments it receives from the Adviser and/or the Distributor and any services it provides, as well as about fees and/or commissions it charges.

In addition, effective as of October 1, 2016, the SAI will be revised as follows:

The first paragraph on the cover page of the SAI is hereby deleted and replaced with the following:

This Statement of Additional Information dated February 29, 2016, as amended or supplemented from time to time (“SAI”), provides supplementary information pertaining to shares representing interests in nineteen of twenty-two currently available investment portfolios (each a “Fund” and collectively, the “Funds”) of AMG Funds IV (formerly, Aston Funds) (the “Trust”). The Trust is part of the AMG Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

In the “Investment Objective, Strategies and Risk Considerations” section of the SAI, the following new sub-section entitled “Interfund Lending” is added after the sub-section entitled “Illiquid Securities”:

Interfund Lending (AMG Managers Fairpointe Focused Equity Fund, AMG River Road Dividend All Cap Value Fund II, AMG Managers Pictet International Fund, AMG Managers Guardian Capital Global Dividend Fund, AMG Managers Silvercrest Small Cap Fund and AMG River Road Long-Short Fund only)

To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), each of AMG Managers Fairpointe Focused Equity Fund, AMG River Road Dividend All Cap Value Fund II, AMG Managers Pictet International Fund, AMG Managers Guardian Capital Global Dividend Fund, AMG Managers Silvercrest Small Cap Fund and AMG River Road Long-Short Fund may enter into a master interfund lending agreement (“Interfund Lending Agreement”) under which a Fund would lend money for temporary purposes directly to another eligible fund in the AMG Fund Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the above mentioned and any other applicable SEC exemptive order or other relief, or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund. The Funds are currently not eligible to participate in the interfund lending program as borrowers based on the Funds’ fundamental investment restrictions with respect to borrowing.

If a fund has outstanding borrowings, any Interfund Loans to the fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

A fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another eligible fund in the AMG Fund Complex, the fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility only on a secured basis. A fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

No Fund may lend to another eligible fund in the AMG Fund Complex through the interfund lending credit facility if the Interfund Loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the Interfund Loan. A Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

The following information replaces, in its entirety, the information in the sub-section relating to “Officer(s) Who are Not Trustees” of the “Trustees and Officers of the Trust” section starting on page 67 of the SAI:

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Officer(s) Who Are Not Trustees
Jeffrey T. Cerutti c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 48 President, Chief Executive Officer and Principal Executive Officer	Since 2015	Chief Executive Officer, AMG Funds LLC (2014–Present); Director, President and Principal, AMG Distributors, Inc. (2014–Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014–Present); Chief Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Chief Executive Officer of Aston Asset Management, LLC (2016); President, VP Distributors (2011–2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010–2014); Managing Director, Head of Sales, UBS Global Asset Management (2001–2010).	N/A	N/A	N/A

Keitha L. Kinne c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 58 Chief Operating Officer	Since 2016	Chief Operating Officer, AMG Funds LLC (2007–Present); Chief Investment Officer, AMG Funds LLC (2008 – Present); Chief Operating Officer, AMG Distributors, Inc. (2007– Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007–Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
III (2012–2014); Managing Partner, AMG Funds LLC (2007–2014); President, AMG Distributors, Inc. (2012–2014); Managing Director, Legg Mason & Co., LLC (2006–2007); Managing Director, Citigroup Asset Management (2004–2006).

Donald S. Rumery c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 58 Treasurer, Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer	Since 2016	Principal Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2008–Present); Senior Vice President, Director of Mutual Funds Services, AMG Funds LLC (2005–Present); Treasurer, AMG Funds III (1995– Present); Treasurer, AMG Funds (1999–Present); Treasurer, AMG Funds I and AMG Funds II (2000–Present); Chief Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007–Present); Treasurer and Chief Financial Officer, AMG Distributors, Inc. (2000–2012); Vice President, AMG Funds LLC (1994–2004).	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Gerald F. Dillenburg, CPA c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 49 Chief Compliance Officer and Sarbanes–Oxley Code of Ethics Compliance Officer	Since 1996	Chief Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016–Present); Chief Compliance Officer, Aston Asset Management, LLC (2006– 2016); Chief Financial Officer, Aston Asset Management, LLC (2006– 2010); Treasurer, Aston Funds (1996-2010); Secretary, Aston Funds (1996-2015); Chief Financial Officer, Aston Funds (1997-2010); Chief Operating Officer, Aston Funds (2003–2016).	N/A	N/A	N/A

Mark J. Duggan c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 51 Secretary and Chief Legal Officer	Since 2015	Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2015–Present); Senior Vice President and Senior Counsel, AMG Funds LLC (2015–Present); Attorney, K&L Gates, LLP (2009–2015).	N/A	N/A	N/A

John C. Ball c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 40 Assistant Treasurer	Since 2016	Vice President, Assistant Treasurer, AMG Funds LLC (2014-Present); Assistant Treasurer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Vice President, State Street Corp. (2010-2014); Vice President, State Street International (Ireland) Limited (2007-2010).	N/A	N/A	N/A

Maureen A. Meredith c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 31 Assistant Secretary	Since 2016	Vice President, Counsel, AMG Funds LLC (2015-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011).	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Marc Peirce c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 54 Assistant Secretary	Since 2001	Vice President, Compliance Officer, AMG Funds LLC (2016-Present); Vice President, Aston Asset Management, LLC (1998-2016); Assistant Chief Compliance Officer, Aston Asset Management, LLC (2006-2016).	N/A	N/A	N/A

Diana M. Podgorny c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 36 Assistant Secretary	Since 2010	Vice President, Counsel, AMG Funds LLC (2016-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Vice President, Counsel, Aston Asset Management, LLC (2010-2016).	N/A	N/A	N/A

Patrick J. Spellman c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 42 Anti-Money Laundering Compliance Officer	Since 2016	Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).	N/A	N/A	N/A

The first three paragraphs of sub-section “Investment Adviser” in the section “Investment Advisory and Other Services” are hereby deleted and replaced with the following:

INVESTMENT ADVISER

The Trustees provide board supervision over the operations and affairs of the Trust and the Funds. AMG Funds LLC serves as investment adviser to the Funds. The Adviser also serves as administrator of each Fund and carries out the daily administration of the Trust and each Fund. The Adviser’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. The Adviser is a subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Adviser. AMG is located at 777 South Flagler Drive, West Palm Beach, Florida 33401. AMG (NYSE: AMG) is a global asset management company with equity investments in leading boutique investment management firms. AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Adviser, serves as distributor to the Funds. The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

The fourth paragraph and first table of sub-section “Investment Adviser” in the section “Investment Advisory and Other Services” are hereby deleted and replaced with the following:

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with AMG Funds, AMG Funds receives a management fee from each Fund at an annual rate based on the Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Fund	Gross Advisory Fee[1] (as a % of average daily net assets)
AMG Managers Anchor Capital Enhanced Equity Fund	0.60%
AMG Managers Cornerstone Large Cap Value Fund	0.60%*
AMG Managers DoubleLine Core Plus Bond Fund	0.45%
AMG Managers Fairpointe Focused Equity Fund	0.70%
AMG Managers Fairpointe Mid Cap Fund	0.70% for the first $100 million 0.65% for the next $300 million 0.60% over $400 million
AMG Managers Guardian Capital Global Dividend Fund	0.70%
AMG Managers Herndon Large Cap Value Fund	0.60%*
AMG Managers Lake Partners LASSO Alternatives Fund	0.90%
AMG Managers LMCG Small Cap Growth Fund	0.90%
AMG Managers Montag & Caldwell Balanced Fund	0.65%
AMG Managers Montag & Caldwell Growth Fund	0.70% for the first $800 million 0.50% over $800 million up to $6 billion 0.45% over $6 billion up to $12 billion 0.40% over $12 billion
AMG Managers Montag & Caldwell Mid Cap Growth Fund	0.75%
AMG Managers Pictet International Fund	0.80%
AMG Managers Silvercrest Small Cap Fund	0.90%
AMG River Road Dividend All Cap Value Fund	0.60%
AMG River Road Dividend All Cap Value Fund II	0.60%
AMG River Road Long-Short Fund	1.10%
AMG River Road Select Value Fund	0.90%
AMG River Road Small Cap Value Fund	0.80%

[1]	Effective October 1, 2016, each Fund’s management fee rate payable was reduced by 0.10% at each breakpoint level.
*	Effective January 1, 2016, the Fund’s Gross Advisory Fee was reduced from 0.80% of average daily net assets to 0.70% of average daily net assets.

The first three paragraphs and the first table of the sub-section “Administrator” in the section “Investment Advisory and Other Services” are hereby deleted and replaced with the following:

Effective October 1, 2016, the Adviser entered into an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Funds. Under the Fund Administration Agreement, the Adviser also serves as administrator of the Funds and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Funds. Effective October 1, 2016, for these services, each Fund will pay the Adviser 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Adviser upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Adviser.

The sub-section “Underwriter” in the section “Management of the Funds” is hereby deleted and replaced with the following:

Underwriter

Under a Distribution Agreement between the Trust and the Distributor (the “Distribution Agreement”), the Distributor serves as the principal distributor and underwriter for the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority Inc. (“FINRA”). Shares of the Funds will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of the Funds’ Prospectus for sales purposes and any advertising or sales literature. Any costs and expenses not allocated to the Distributor shall be borne by the Adviser or an affiliate of the Adviser as agreed upon between the Distributor and the Adviser from time to time. The Distributor is not obligated to sell any specific amount of shares of any Fund.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Advisory Agreements. The Distribution Agreement remains in effect for one year from the date of its execution and thereafter from year to year, provided that each such continuance is specifically approved at least annually (i) by vote of the Trustees of the Trust and (ii) by vote of a majority of the Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement or any plan adopted by the Trust under Rule 12b-1 under the 1940 Act, cast in person at a meeting called for the purpose of voting on the Distribution Agreement.

For sales of Fund shares, the Distributor may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made pursuant to the Rule 12b-1 distribution and service plan described below and possibly supplemented by payments by the Distributor or its affiliates out of their own assets, or, in the case of such shares that are not subject to a Rule 12b-1 distribution and service plan, only by the Distributor or its affiliates out of their own assets.

The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

The following paragraph is added at the end of the sub-section “Payments to Intermediaries” in the section “Portfolio Transactions and Brokerage Commissions”:

Each Fund is authorized to pay shareholder servicing fees at a rate of up to 0.15% of the Fund’s average daily net assets with respect to Class N and Class I shares, and AMG Managers Montag & Caldwell Growth Fund is also authorized to pay shareholder servicing fees at a rate of up to 0.15% of such Fund’s average daily net assets with respect to Class R shares. The Adviser has voluntarily agreed, through at least October 1, 2017, to waive a portion of the shareholder servicing fees paid by the various share classes of each Fund, as necessary, to ensure the total net expense ratio for each share class of each Fund does not increase due to the fee and expense changes taking effect October 1, 2016.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUP PRO SAI ASTON 1016

Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

ASTON FUNDS

ASTON/River Road Focused Absolute Value Fund

Supplement dated September 30, 2016 to the

Prospectus dated October 30, 2015, as supplemented March 2, 2016, July 28, 2016 and August 26, 2016, and

Statement of Additional Information dated October 30, 2015, as supplemented March 2, 2016, April 1, 2016,

July 28, 2016 and August 26, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/River Road Focused Absolute Value Fund, a series of Aston Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, the Fund’s name will change to AMG River Road Focused Absolute Value Fund, and all references in the Prospectus and SAI will be superseded.

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Fund and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Fund. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Fund will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Fund’s website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The section under “ASTON/River Road Focused Absolute Value Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(b)	3.17%	3.17%

Total Annual Fund Operating Expenses	4.02%	3.77%
Fee Waiver and/or Expense Reimbursement(c)	(3.02)%	(3.02)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.00%	0.75%

(a)	Expense information has been restated to reflect current fees.

(b)	“Other Expenses” are estimated for the current fiscal year.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 0.71% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Class N Shares	$102	$822
Class I Shares	77	747

The section under “ASTON/River Road Focused Absolute Value Fund” titled “Purchase and Sale of Funds Shares” is hereby deleted and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (AMG Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769), wire transfer, online access (www.amgfunds.com), or by telephone (800-548-4539). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,000	$100
Individual Retirement Accounts (IRAs)	$1,000	$100
Education Savings Accounts (ESAs)	$1,000	$100
Custodial Accounts for Minors (UGMA/UTMA)	$1,000	$100
Class I—Regular Accounts	$100,000	$1,000
Individual Retirement Accounts (IRAs)	$50,000	$1,000

The section under “ASTON/River Road Focused Absolute Value Fund” titled “Tax Information” is hereby deleted and replaced with the following:

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-advantaged account such as a 401(k) or individual retirement account. Distributions on investments made through tax-advantaged vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

The first paragraph under the section “Management of the Fund” is hereby deleted and replaced with the following:

The Fund is a series of AMG Funds IV (formerly, Aston Funds), a Delaware statutory trust (the “Trust”). AMG Funds IV is part of the AMG Funds Family of Funds, a mutual funds family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. The Fund offers two classes of shares: Class N and Class I.

The sub-section “Investment Adviser” in the section “Management of the Fund” is hereby deleted and replaced with the following:

INVESTMENT ADVISER

AMG Funds LLC

AMG Funds LLC (“AMG Funds” or the “Adviser”), located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Adviser serves as investment adviser and administrator to the Fund and is responsible for the Fund’s overall administration and operations. The Adviser also monitors the performance, security holdings, and investment strategies of the subadviser to the Fund. AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Adviser, serves as the Fund’s distributor. Except for distribution and shareholder service (12b-1) fees, the Distributor receives no compensation from the Fund for its services as distributor.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Fund participates in a manager of managers structure whereby the Adviser serves as the investment adviser of the Fund and selects and recommends to the Fund’s Board of Trustees investment subadvisers to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Adviser is able, subject to certain conditions and oversight by the Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisers for the Fund. The Adviser, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Shareholders of the Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

The second bullet point in the sub-section “Opening an Account” in the section “Shareholder Information” is hereby deleted and replaced with the following:

•	Determine how much you want to invest. The minimum initial and subsequent investment requirements for the applicable class of the Fund are as follows:

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,000	$100
Individual Retirement Accounts (IRAs)	$1,000	$100
Education Savings Accounts (ESAs)	$1,000	$100
Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$1,000	$100
Class I—Regular Accounts	$100,000	$1,000
Individual Retirement Accounts (IRAs)	$50,000	$1,000

The table on pages 15-16 in the sub-section “Opening an Account” and the table on pages 17-18 in the sub-section “Selling/Redeeming Shares” in the section “Shareholder Information” are hereby deleted and replaced with the following, and the information set forth in the following table shall supersede any other references to the contrary regarding buying and selling Fund shares in the Prospectus and SAI:

	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,†...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to AMG Funds to: AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to AMG Funds to:

AMG Funds

c/o BNY Mellon Investment

Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

(Include your account number and Fund name on your check)

Write a letter of instruction containing:

•    Name of the Fund

•    Dollar amount or number of shares you wish to sell

•    Your name

•    Your account number

•    Signatures of all account owners

Mail your letter to:

AMG Funds

c/o BNY Mellon Investment

Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000)

Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our website at www.amgfunds.com	Go to our website at www.amgfunds.com

By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account

*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 and over require a medallion signature guarantee. Telephone redemptions are available only for redemptions that are below $50,000.

The sub-section “Exchanging Shares” in the section “Shareholder Information” is hereby deleted and replaced with the following:

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Fund for the same class of shares of other funds in the Trust or for shares of other funds advised by the Adviser, subject to the applicable investment minimum. Not all funds managed by the Adviser offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Adviser as described above, you also may exchange your shares of the Fund through the Adviser for shares in the Agency share class of the JPMorgan U.S. Government Money Market Fund (the “JPMorgan Fund”). In addition, the following restrictions apply:

Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund if you exchange through the funds offered by the Adviser.

The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax-advantaged account and may subject you to a redemption fee.

The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment adviser, bank or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Fund may discontinue, alter or limit the exchange privileges at any time, subject to applicable law.

The sub-section “Payments to Intermediaries” in the section “Shareholder Information” is hereby deleted and replaced with the following:

INVESTING WITH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”), rather than directly with the Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Many, if not all, of these Financial Intermediaries may receive various forms of compensation in connection with the sale of Fund shares and/or the servicing of shareholder accounts. Such compensation from the Fund may include receipt of shareholder servicing fees. Shareholder servicing fees are paid out of the assets of the Fund on an ongoing basis for the receipt of certain shareholder services from Financial Intermediaries (including through fund supermarket platforms), including account maintenance, transaction processing and customer liaison services, and will increase the cost to shareholders who invest in Fund shares. These payments are made pursuant to written agreements between the Financial Intermediaries and the Adviser, the Distributor and/or the Fund.

Class N and Class I shares of the Fund are authorized to pay shareholder servicing fees at a rate of up to 0.15% of the Fund’s average daily net assets with respect to such share class. The Adviser has voluntarily agreed, through at least October 1, 2017, to waive a portion of the shareholder servicing fees paid by the various share classes of the Fund, as necessary, to ensure the total net expense ratio for each share class of the Fund does not increase due to the fee and expense changes taking effect October 1, 2016.

The Adviser, a Subadviser and/or the Distributor may pay additional compensation (directly out of their own resources and not as an expense of the Fund) to certain affiliated or unaffiliated Financial Intermediaries in connection with the sale, including distribution, marketing and promotional services, or retention of Fund shares and/or shareholder servicing. To the extent permitted by Securities and Exchange Commission and Financial Industry Regulatory Authority, Inc. rules and other applicable laws and regulations, the Adviser, a Subadviser and the Distributor may make other payments or allow other promotional incentives to Financial Intermediaries. This compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the Fund over other investment options. Any such payments may be substantial; however, they will be made by the Adviser, a Subadviser and/or the Distributor, as applicable, not by the Fund or its shareholders, and will not change the NAV or the price of the Fund’s shares.

You can find further details in the SAI about the payments made by the Adviser, a Subadviser and/or the Distributor and the services provided by Financial Intermediaries. You can ask your Financial Intermediary for information about any payments it receives from the Adviser and/or the Distributor and any services it provides, as well as about fees and/or commissions it charges.

In addition, effective as of October 1, 2016, the SAI will be revised as follows:

The first paragraph on the cover page of the SAI is hereby deleted and replaced with the following:

This Statement of Additional Information dated October 30, 2015, as amended or supplemented from time to time (“SAI”), provides supplementary information pertaining to shares representing interests in one of twenty-two currently available investment portfolios (the “Fund”) of AMG Funds IV (formerly, Aston Funds) (the “Trust”). The Trust is part of the AMG Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

In the “Investment Objective, Strategies and Risk Considerations” section of the SAI, the following new sub-section entitled “Interfund Lending” is added after the sub-section entitled “Illiquid Securities”:

Interfund Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), the Fund may enter into a master interfund lending agreement (“Interfund Lending Agreement”) under which the Fund would lend money for temporary purposes directly to another eligible fund in the AMG Fund Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order permitting such interfund lending. A fund may not borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the above mentioned and any other applicable SEC exemptive order or other relief, or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund. The Fund is currently not eligible to participate in the interfund lending program as a borrower based on the Fund’s fundamental investment restriction with respect to borrowing.

If a fund has outstanding borrowings, any Interfund Loans to the fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

A fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another eligible fund in the AMG Fund Complex, the fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility only on a secured basis. A fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The Fund may not lend to another eligible fund in the AMG Fund Complex through the interfund lending credit facility if the Interfund Loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the Interfund Loan. The Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

The following information replaces, in its entirety, the information in the sub-section relating to “Officer(s) Who are Not Trustees” of the “Trustees and Officers of the Trust” section starting on page 31 of the SAI:

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Officer(s) Who Are Not Trustees

Jeffrey T. Cerutti c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 48 President, Chief Executive Officer and Principal Executive Officer	Since 2015	Chief Executive Officer, AMG Funds LLC (2014–Present); Director, President and Principal, AMG Distributors, Inc. (2014–Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014–Present); Chief Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Chief Executive Officer of Aston Asset Management, LLC (2016); President, VP Distributors (2011–2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010–2014); Managing Director, Head of Sales, UBS Global Asset Management (2001–2010).	N/A	N/A	N/A

Keitha L. Kinne c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 58 Chief Operating Officer	Since 2016	Chief Operating Officer, AMG Funds LLC (2007–Present); Chief Investment Officer, AMG Funds LLC (2008 – Present); Chief Operating Officer, AMG Distributors, Inc. (2007– Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007–Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
III (2012–2014); Managing Partner, AMG Funds LLC (2007–2014); President, AMG Distributors, Inc. (2012–2014); Managing Director, Legg Mason & Co., LLC (2006–2007); Managing Director, Citigroup Asset Management (2004–2006).

Donald S. Rumery c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 58 Treasurer, Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer	Since 2016	Principal Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2008–Present); Senior Vice President, Director of Mutual Funds Services, AMG Funds LLC (2005–Present); Treasurer, AMG Funds III (1995– Present); Treasurer, AMG Funds (1999–Present); Treasurer, AMG Funds I and AMG Funds II (2000–Present); Chief Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007–Present); Treasurer and Chief Financial Officer, AMG Distributors, Inc. (2000–2012); Vice President, AMG Funds LLC (1994–2004).	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Gerald F. Dillenburg, CPA c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 49 Chief Compliance Officer and Sarbanes–Oxley Code of Ethics Compliance Officer	Since 1996	Chief Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016–Present); Chief Compliance Officer, Aston Asset Management, LLC (2006– 2016); Chief Financial Officer, Aston Asset Management, LLC (2006– 2010); Treasurer, Aston Funds (1996-2010); Secretary, Aston Funds (1996-2015); Chief Financial Officer, Aston Funds (1997-2010); Chief Operating Officer, Aston Funds (2003–2016).	N/A	N/A	N/A

Mark J. Duggan c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 51 Secretary and Chief Legal Officer	Since 2015	Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2015–Present); Senior Vice President and Senior Counsel, AMG Funds LLC (2015– Present); Attorney, K&L Gates, LLP (2009– 2015).	N/A	N/A	N/A

John C. Ball c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 40 Assistant Treasurer	Since 2016	Vice President, Assistant Treasurer, AMG Funds LLC (2014-Present); Assistant Treasurer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Vice President, State Street Corp. (2010-2014); Vice President, State Street International (Ireland) Limited (2007-2010).	N/A	N/A	N/A

Maureen A. Meredith c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 31 Assistant Secretary	Since 2016	Vice President, Counsel, AMG Funds LLC (2015-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011).	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Marc Peirce c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 54 Assistant Secretary	Since 2001	Vice President, Compliance Officer, AMG Funds LLC (2016-Present); Vice President, Aston Asset Management, LLC (1998-2016); Assistant Chief Compliance Officer, Aston Asset Management, LLC (2006-2016).	N/A	N/A	N/A

Diana M. Podgorny c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 36 Assistant Secretary	Since 2010	Vice President, Counsel, AMG Funds LLC (2016-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Vice President, Counsel, Aston Asset Management, LLC (2010-2016).	N/A	N/A	N/A

Patrick J. Spellman c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 42 Anti-Money Laundering Compliance Officer	Since 2016	Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).	N/A	N/A	N/A

The first three paragraphs of sub-section “Investment Adviser” in the section “Investment Advisory and Other Services” are hereby deleted and replaced with the following:

INVESTMENT ADVISER

The Trustees provide board supervision over the operations and affairs of the Trust and the Fund. AMG Funds LLC serves as investment adviser to the Fund. The Adviser also serves as administrator of the Fund and carries out the daily administration of the Trust and the Fund. The Adviser’s principal address is 600

Steamboat Road, Suite 300, Greenwich, Connecticut 06830. The Adviser is a subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Adviser. AMG is located at 777 South Flagler Drive, West Palm Beach, Florida 33401. AMG (NYSE: AMG) is a global asset management company with equity investments in leading boutique investment management firms. AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Adviser, serves as distributor to the Fund. The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

The fourth paragraph and first table of sub-section “Investment Adviser” in the section “Investment Advisory and Other Services” are hereby deleted and replaced with the following:

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with AMG Funds, AMG Funds receives a management fee from the Fund at an annual rate based on the Fund’s average daily net assets, computed daily and payable monthly, at the following annual rate:

Fund	Gross Advisory Fee[1] (as a % of average daily net assets)
AMG River Road Focused Absolute Value Fund	0.60%

[1]	Effective October 1, 2016, the Fund’s management fee rate payable was reduced by 0.10%.

The first three paragraphs and the first table of the sub-section “Administrator” in the section “Investment Advisory and Other Services” are hereby deleted and replaced with the following:

Effective October 1, 2016, the Adviser entered into an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Fund. Under the Fund Administration Agreement, the Adviser also serves as administrator of the Fund and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Fund. Effective October 1, 2016, for these services, the Fund will pay the Adviser 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Adviser upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Adviser.

The sub-section “Underwriter” in the section “Investment Advisory and Other Services” is hereby deleted and replaced with the following:

Underwriter

Under a Distribution Agreement between the Trust and the Distributor (the “Distribution Agreement”), the Distributor serves as the principal distributor and underwriter for the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of the Fund’s Prospectus for sales purposes and any advertising or sales literature. Any costs and expenses not allocated to the Distributor shall be borne by the Adviser or an affiliate of the Adviser as agreed upon between the Distributor and the Adviser from time to time. The Distributor is not obligated to sell any specific amount of shares of the Fund.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Advisory Agreements. The Distribution Agreement remains in effect for one year from the date of its execution and thereafter from year to year, provided that each such continuance is specifically approved at least annually (i) by vote of the Trustees of the Trust and (ii) by vote of a majority of the Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement or any plan adopted by the Trust under Rule 12b-1 under the 1940 Act, cast in person at a meeting called for the purpose of voting on the Distribution Agreement.

For sales of Fund shares, the Distributor may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of the Fund. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made pursuant to the Rule 12b-1 distribution and service plan described below and possibly supplemented by payments by the Distributor or its affiliates out of their own assets, or, in the case of such shares that are not subject to a Rule 12b-1 distribution and service plan, only by the Distributor or its affiliates out of their own assets.

The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

The following paragraph is added at the end of the sub-section “Payments to Intermediaries” in the section “Portfolio Transactions and Brokerage Commissions”:

The Fund is authorized to pay shareholder servicing fees at a rate of up to 0.15% of the Fund’s average daily net assets with respect to Class N and Class I shares. The Adviser has voluntarily agreed, through at least October 1, 2017, to waive a portion of the shareholder servicing fees paid by the various share classes of the Fund, as necessary, to ensure the total net expense ratio for each share class of the Fund does not increase due to the fee and expense changes taking effect October 1, 2016.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUP PRO SAI RRFAV 1016

Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

ASTON FUNDS

ASTON/Value Partners Asia Dividend Fund

Supplement dated September 30, 2016 to the

Prospectus dated December 15, 2015, as supplemented March 2, 2016, July 28, 2016 and August 26, 2016, and

Statement of Additional Information dated December 15, 2015, as supplemented March 2, 2016, April 1, 2016,

July 28, 2016 and August 26, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON/Value Partners Asia Dividend Fund, a series of Aston Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, the Fund’s name will change to AMG Managers Value Partners Asia Dividend Fund, and all references in the Prospectus and SAI will be superseded.

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Fund and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Fund. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Fund will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Fund’s website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The section under “ASTON/Value Partners Asia Dividend Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class N Shares	Class I Shares
Redemption Fee (on shares held less than 90 days, as a percentage of amount redeemed)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses(b)	2.57%	2.57%

Total Annual Fund Operating Expenses	3.62%	3.37%
Fee Waiver and/or Expense Reimbursement(c)	(2.22)%	(2.22)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(c)	1.40%	1.15%

(a)	Expense information has been restated to reflect current fees.
(b)	“Other Expenses” are estimated for the current fiscal year.
(c)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, through February 28, 2018, to the extent that operating expenses exceed 1.15% of the Fund’s average daily net assets (the “Operating Expense Limit”). Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV. For a period of up to three years from the end of the fiscal year during which fees were waived or expenses were reimbursed (the “Recovery Period”), the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s total annual operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses, are at or below the Operating Expense Limit during the Recovery Period.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Class N Shares	$143	$811
Class I Shares	117	736

The section under “ASTON/Value Partners Asia Dividend Fund” titled “Purchase and Sale of Funds Shares” is hereby deleted and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (AMG Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769), wire transfer, online access (www.amgfunds.com), or by telephone (800-548-4539). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,000	$100
Individual Retirement Accounts (IRAs)	$1,000	$100
Education Savings Accounts (ESAs)	$1,000	$100
Custodial Accounts for Minors (UGMA/UTMA)	$1,000	$100
Class I—Regular Accounts	$100,000	$1,000
Individual Retirement Accounts (IRAs)	$50,000	$1,000

The section under “ASTON/Value Partners Asia Dividend Fund” titled “Tax Information” is hereby deleted and replaced with the following:

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-advantaged account such as a 401(k) or individual retirement account. Distributions on investments made through tax-advantaged vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

The first paragraph under the section “Management of the Fund” is hereby deleted and replaced with the following:

The Fund is a series of AMG Funds IV (formerly, Aston Funds), a Delaware statutory trust (the “Trust”). AMG Funds IV is part of the AMG Funds Family of Funds, a mutual funds family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. The Fund offers two classes of shares: Class N and Class I.

The sub-section “Investment Adviser” in the section “Management of the Fund” is hereby deleted and replaced with the following:

INVESTMENT ADVISER

AMG Funds LLC

AMG Funds LLC (“AMG Funds” or the “Adviser”), located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Adviser serves as investment adviser and administrator to the Fund and is responsible for the Fund’s overall administration and operations. The Adviser also monitors the performance, security holdings, and investment strategies of the subadviser to the Fund. AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Adviser, serves as the Fund’s distributor. Except for distribution and shareholder service (12b-1) fees, the Distributor receives no compensation from the Fund for its services as distributor.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Fund participates in a manager of managers structure whereby the Adviser serves as the investment adviser of the Fund and selects and recommends to the Fund’s Board of Trustees investment subadvisers to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Adviser is able, subject to certain conditions and oversight by the Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisers for the Fund. The Adviser, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Shareholders of the Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

The second bullet point in the sub-section “Opening an Account” in the section “Shareholder Information” is hereby deleted and replaced with the following:

•	Determine how much you want to invest. The minimum initial and subsequent investment requirements for the applicable class of the Fund are as follows:

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,000	$100
Individual Retirement Accounts (IRAs)	$1,000	$100
Education Savings Accounts (ESAs)	$1,000	$100

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$1,000	$100
Class I—Regular Accounts	$100,000	$1,000
Individual Retirement Accounts (IRAs)	$50,000	$1,000

The table on pages 23-24 in the sub-section “Opening an Account” and the table on pages 25-26 in the sub-section “Selling/Redeeming Shares” in the section “Shareholder Information” are hereby deleted and replaced with the following, and the information set forth in the following table shall supersede any other references to the contrary regarding buying and selling Fund shares in the Prospectus and SAI:

	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,†...
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to AMG Funds to: AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to AMG Funds to:

AMG Funds

c/o BNY Mellon Investment

Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

(Include your account number and Fund name on your check)

Write a letter of instruction containing:

•       Name of the Fund

•       Dollar amount or number of shares you wish to sell

•       Your name

•       Your account number

•       Signatures of all account owners Mail your letter to:

AMG Funds

c/o BNY Mellon Investment

Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000)

Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our website at www.amgfunds.com	Go to our website at www.amgfunds.com

By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account

*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 and over require a medallion signature guarantee. Telephone redemptions are available only for redemptions that are below $50,000.

The sub-section “Exchanging Shares” in the section “Shareholder Information” is hereby deleted and replaced with the following:

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Fund for the same class of shares of other funds in the Trust or for shares of other funds advised by the Adviser, subject to the applicable investment minimum. Not all funds managed by the Adviser offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Adviser as described above, you also may exchange your shares of the Fund through the Adviser for shares in the Agency share class of the JPMorgan U.S. Government Money Market Fund (the “JPMorgan Fund”). In addition, the following restrictions apply:

Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund if you exchange through the funds offered by the Adviser.

The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax-advantaged account and may subject you to a redemption fee.

The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment adviser, bank or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Fund may discontinue, alter or limit the exchange privileges at any time, subject to applicable law.

The sub-section “Payments to Intermediaries” in the section “Shareholder Information” is hereby deleted and replaced with the following:

INVESTING WITH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”), rather than directly with the Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Many, if not all, of these Financial Intermediaries may receive various forms of compensation in connection with the sale of Fund shares and/or the servicing of shareholder accounts. Such compensation from the Fund may include receipt of shareholder servicing fees. Shareholder servicing fees are paid out of the assets of the Fund on an ongoing basis for the receipt of certain shareholder services from Financial Intermediaries (including through fund supermarket platforms), including account maintenance, transaction processing and customer liaison services, and will increase the cost to shareholders who invest in Fund shares. These payments are made pursuant to written agreements between the Financial Intermediaries and the Adviser, the Distributor and/or the Fund.

Class N and Class I shares of the Fund are authorized to pay shareholder servicing fees at a rate of up to 0.15% of the Fund’s average daily net assets with respect to such share class. The Adviser has voluntarily agreed, through at least October 1, 2017, to waive a portion of the shareholder servicing fees paid by the various share classes of the Fund, as necessary, to ensure the total net expense ratio for each share class of the Fund does not increase due to the fee and expense changes taking effect October 1, 2016.

The Adviser, a Subadviser and/or the Distributor may pay additional compensation (directly out of their own resources and not as an expense of the Fund) to certain affiliated or unaffiliated Financial Intermediaries in connection with the sale, including distribution, marketing and promotional services, or retention of Fund shares and/or shareholder servicing. To the extent permitted by Securities and Exchange

Commission and Financial Industry Regulatory Authority, Inc. rules and other applicable laws and regulations, the Adviser, a Subadviser and the Distributor may make other payments or allow other promotional incentives to Financial Intermediaries. This compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the Fund over other investment options. Any such payments may be substantial; however, they will be made by the Adviser, a Subadviser and/or the Distributor, as applicable, not by the Fund or its shareholders, and will not change the NAV or the price of the Fund’s shares.

You can find further details in the SAI about the payments made by the Adviser, a Subadviser and/or the Distributor and the services provided by Financial Intermediaries. You can ask your Financial Intermediary for information about any payments it receives from the Adviser and/or the Distributor and any services it provides, as well as about fees and/or commissions it charges.

In addition, effective as of October 1, 2016, the SAI will be revised as follows:

The first paragraph on the cover page of the SAI is hereby deleted and replaced with the following:

This Statement of Additional Information dated December 15, 2015, as amended or supplemented from time to time (“SAI”), provides supplementary information pertaining to shares representing interests in one of twenty-two currently available investment portfolios (the “Fund”) of AMG Funds IV (formerly, Aston Funds) (the “Trust”). The Trust is part of the AMG Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

In the “Investment Objective, Strategies and Risk Considerations” section of the SAI, the following new sub-section entitled “Interfund Lending” is added after the sub-section entitled “Illiquid Securities”:

Interfund Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), the Fund may enter into a master interfund lending agreement (“Interfund Lending Agreement”) under which the Fund would lend money for temporary purposes directly to another eligible fund in the AMG Fund Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order permitting such interfund lending. A fund may not borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the above mentioned and any other applicable SEC exemptive order or other relief, or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund. The Fund is currently not eligible to participate in the interfund lending program as a borrower based on the Fund’s fundamental investment restriction with respect to borrowing.

If a fund has outstanding borrowings, any Interfund Loans to the fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

A fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another eligible fund in the AMG Fund Complex, the fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility only on a secured basis. A fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The Fund may not lend to another eligible fund in the AMG Fund Complex through the interfund lending credit facility if the Interfund Loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the Interfund Loan. The Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

The following information replaces, in its entirety, the information in the sub-section relating to “Officer(s) Who are Not Trustees” of the “Trustees and Officers of the Trust” section starting on page 34 of the SAI:

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Officer(s) Who Are Not Trustees

Jeffrey T. Cerutti c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 48 President, Chief Executive Officer and Principal Executive Officer	Since 2015	Chief Executive Officer, AMG Funds LLC (2014–Present); Director, President and Principal, AMG Distributors, Inc. (2014–Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014–Present); Chief Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Chief Executive Officer of Aston Asset Management, LLC (2016); President, VP Distributors (2011–2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010–2014); Managing Director, Head of Sales, UBS Global Asset Management (2001–2010).	N/A	N/A	N/A

Keitha L. Kinne c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 58 Chief Operating Officer	Since 2016	Chief Operating Officer, AMG Funds LLC (2007–Present); Chief Investment Officer, AMG Funds LLC (2008 – Present); Chief Operating Officer, AMG Distributors, Inc. (2007–Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007–Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
III (2012–2014); Managing Partner, AMG Funds LLC (2007–2014); President, AMG Distributors, Inc. (2012–2014); Managing Director, Legg Mason & Co., LLC (2006–2007); Managing Director, Citigroup Asset Management (2004–2006).

Donald S. Rumery c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 58 Treasurer, Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer	Since 2016	Principal Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2008–Present); Senior Vice President, Director of Mutual Funds Services, AMG Funds LLC (2005–Present); Treasurer, AMG Funds III (1995–Present); Treasurer, AMG Funds (1999–Present); Treasurer, AMG Funds I and AMG Funds II (2000–Present); Chief Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007–Present); Treasurer and Chief Financial Officer, AMG Distributors, Inc. (2000–2012); Vice President, AMG Funds LLC (1994–2004).	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Gerald F. Dillenburg, CPA c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 49 Chief Compliance Officer and Sarbanes–Oxley Code of Ethics Compliance Officer	Since 1996	Chief Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016–Present); Chief Compliance Officer, Aston Asset Management, LLC (2006–2016); Chief Financial Officer, Aston Asset Management, LLC (2006–2010); Treasurer, Aston Funds (1996-2010); Secretary, Aston Funds (1996-2015); Chief Financial Officer, Aston Funds (1997-2010); Chief Operating Officer, Aston Funds (2003–2016).	N/A	N/A	N/A

Mark J. Duggan c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 51 Secretary and Chief Legal Officer	Since 2015	Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2015–Present); Senior Vice President and Senior Counsel, AMG Funds LLC (2015–Present); Attorney, K&L Gates, LLP (2009–2015).	N/A	N/A	N/A

John C. Ball c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 40 Assistant Treasurer	Since 2016	Vice President, Assistant Treasurer, AMG Funds LLC (2014-Present); Assistant Treasurer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Vice President, State Street Corp. (2010-2014); Vice President, State Street International (Ireland) Limited (2007-2010).	N/A	N/A	N/A

Maureen A. Meredith c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 31 Assistant Secretary	Since 2016	Vice President, Counsel, AMG Funds LLC (2015-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011).	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Marc Peirce c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 54 Assistant Secretary	Since 2001	Vice President, Compliance Officer, AMG Funds LLC (2016-Present); Vice President, Aston Asset Management, LLC (1998-2016); Assistant Chief Compliance Officer, Aston Asset Management, LLC (2006-2016).	N/A	N/A	N/A

Diana M. Podgorny c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 36 Assistant Secretary	Since 2010	Vice President, Counsel, AMG Funds LLC (2016-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Vice President, Counsel, Aston Asset Management, LLC (2010-2016).	N/A	N/A	N/A

Patrick J. Spellman c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 42 Anti-Money Laundering Compliance Officer	Since 2016	Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).	N/A	N/A	N/A

The first three paragraphs of sub-section “Investment Adviser” in the section “Investment Advisory and Other Services” are hereby deleted and replaced with the following:

INVESTMENT ADVISER

The Trustees provide board supervision over the operations and affairs of the Trust and the Fund. AMG Funds LLC serves as investment adviser to the Fund. The Adviser also serves as administrator of the Fund and carries out the daily administration of the Trust and the Fund. The Adviser’s principal address is 600

Steamboat Road, Suite 300, Greenwich, Connecticut 06830. The Adviser is a subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Adviser. AMG is located at 777 South Flagler Drive, West Palm Beach, Florida 33401. AMG (NYSE: AMG) is a global asset management company with equity investments in leading boutique investment management firms. AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Adviser, serves as distributor to the Fund. The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

The fourth paragraph and first table of sub-section “Investment Adviser” in the section “Investment Advisory and Other Services” are hereby deleted and replaced with the following:

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with AMG Funds, AMG Funds receives a management fee from the Fund at an annual rate based on the Fund’s average daily net assets, computed daily and payable monthly, at the following annual rate:

Fund	Gross Advisory Fee[1] (as a % of average daily net assets)
AMG Managers Value Partners Asia Dividend Fund	0.80%

[1]	Effective October 1, 2016, the Fund’s management fee rate payable was reduced by 0.10%.

The first three paragraphs and the first table of the sub-section “Administrator” in the section “Investment Advisory and Other Services” are hereby deleted and replaced with the following:

Effective October 1, 2016, the Adviser entered into an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Fund. Under the Fund Administration Agreement, the Adviser also serves as administrator of the Fund and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Fund. Effective October 1, 2016, for these services, the Fund will pay the Adviser 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Adviser upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Adviser.

The sub-section “Underwriter” in the section “Investment Advisory and Other Services” is hereby deleted and replaced with the following:

Underwriter

Under a Distribution Agreement between the Trust and the Distributor (the “Distribution Agreement”), the Distributor serves as the principal distributor and underwriter for the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of the Fund’s Prospectus for sales purposes and any advertising or sales literature. Any costs and expenses not allocated to the Distributor shall be borne by the Adviser or an affiliate of the Adviser as agreed upon between the Distributor and the Adviser from time to time. The Distributor is not obligated to sell any specific amount of shares of the Fund.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Advisory Agreements. The Distribution Agreement remains in effect for one year from the date of its execution and thereafter from year to year, provided that each such continuance is specifically approved at least annually (i) by vote of the Trustees of the Trust and (ii) by vote of a majority of the Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement or any plan adopted by the Trust under Rule 12b-1 under the 1940 Act, cast in person at a meeting called for the purpose of voting on the Distribution Agreement.

For sales of Fund shares, the Distributor may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of the Fund. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made pursuant to the Rule 12b-1 distribution and service plan described below and possibly supplemented by payments by the Distributor or its affiliates out of their own assets, or, in the case of such shares that are not subject to a Rule 12b-1 distribution and service plan, only by the Distributor or its affiliates out of their own assets.

The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

The following paragraph is added at the end of the sub-section “Payments to Intermediaries” in the section “Portfolio Transactions and Brokerage Commissions”:

The Fund is authorized to pay shareholder servicing fees at a rate of up to 0.15% of the Fund’s average daily net assets with respect to Class N and Class I shares. The Adviser has voluntarily agreed, through at least October 1, 2017, to waive a portion of the shareholder servicing fees paid by the various share classes of the Fund, as necessary, to ensure the total net expense ratio for each share class of the Fund does not increase due to the fee and expense changes taking effect October 1, 2016.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUP PRO SAI VP 1016

Filed pursuant to Rule 497(e)

File Nos. 033-68666 and 811-08004

ASTON FUNDS

ASTON Small Cap Fund

Supplement dated September 30, 2016 to the

Prospectus dated February 29, 2016, as supplemented May 6, 2016, July 28, 2016, August 25, 2016 and

August 26, 2016, and Statement of Additional Information dated February 29, 2016, as supplemented April 1, 2016,

May 6, 2016, July 28, 2016, August 25, 2016 and August 26, 2016.

The following information supplements and supersedes any information to the contrary relating to ASTON Small Cap Fund, a series of Aston Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, Aston Funds will change its name to AMG Funds IV, and all references in the Prospectus and SAI will be superseded. Effective as of October 1, 2016, the Fund’s name will change to AMG GW&K U.S. Small Cap Growth Fund, and all references in the Prospectus and SAI will be superseded.

Also effective as of October 1, 2016, Aston Asset Management, LLC (“Aston”), the investment adviser to the Fund and an indirect, wholly owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), merged with and into AMG’s wholly owned subsidiary, AMG Funds LLC (“AMG Funds”), with AMG Funds becoming the investment adviser to the Fund. All references in the Prospectus and SAI to Aston or Adviser shall mean AMG Funds.

In addition, unless otherwise indicated, all references to the phone number and address for contacting the Fund will be superseded, as applicable, with the following:

Phone	Address
(800) 548-4539	AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. P.O. Box 9769 Providence, Rhode Island 02940-9769

All references to the Fund’s website, www.astonfunds.com, will be superseded with the following: www.amgfunds.com.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The section under “ASTON Small Cap Fund” titled “Fees and Expenses” is hereby deleted and replaced with the following:

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fee(a)	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	None

Other Expenses(a)	0.37%	0.37%

Total Annual Fund Operating Expenses	1.42%	1.17%

Fee Waiver and Expense Reimbursement(b)	(0.07)%	(0.07)%

Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement(b)	1.35%	1.10%

(a)	Expense information has been restated to reflect current fees.
(b)	The investment adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including interest, taxes, brokerage commissions, other investment-related costs, shareholder servicing fees, distribution and service (12b-1) fees, extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and acquired fund fees and expenses through February 28, 2018, to the extent that operating expenses exceed 1.03% of the Fund’s average daily net assets. Prior to February 28, 2018, the arrangement may be amended or terminated only by a vote of the Board of Trustees of AMG Funds IV.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped in each period through February 28, 2018.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$137	$439	$767	$1,693
Class I Shares	112	362	634	1,411

The section under “ASTON Small Cap Fund” titled “Principal Investment Strategies” is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small-cap companies. In addition, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund ordinarily invests in approximately 55-85 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. The Fund generally defines a small-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 2000 Index. The composition, and thus the market capitalization range, of the Russell 2000 Index changes periodically. As of December 31, 2015, the market capitalization range of the Russell 2000 Index was approximately $150 million to $6.4 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time.

The Fund invests in an unrestricted opportunity set, pursuing quality companies with growth oriented characteristics. GW&K, the subadviser to the Fund, intends to assemble a portfolio of securities diversified as to companies and industries. The Subadvisor may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.

The section under “ASTON Small Cap Fund” titled “Principal Risks” is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Growth Style Risk. Growth investing involves buying stocks of companies that the subadviser believes offer above-average growth potential. These stocks may have relatively high valuations, as measured by traditional valuation metrics (e.g., price-to-earnings ratios or price-to-book ratios). Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when growth stocks underperform.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Small-Cap and Mid-Cap Company Risk. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established companies. Small-cap and mid-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volumes than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline more than those of large-cap companies in market downturns.

The section under “ASTON Small Cap Fund” titled “Fund Performance” is hereby deleted and replaced with the following:

FUND PERFORMANCE

The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year over the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.amgfunds.com, or by calling toll-free 800-835-3879. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Class N Shares

Calendar Year Total Return

Best quarter:	03/06	19.41%
Worst quarter:	12/08	(25.91)%

The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of broad-based securities market indices.

Average Annual Total Returns

(For the periods ended December 31, 2015)

	AMG GW&K U.S. Small Cap Growth Fund
	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 11/30/00):
Return Before Taxes	(10.99)%	4.94%	6.59%	9.16%
Return After Taxes on Distributions	(25.21)%	(0.30)%	3.70%	6.85%
Return After Taxes on Distributions and Sale of Fund Shares	5.73%	4.16%	5.53%	7.75%
Class I Shares (Inception 1/04/05):
Return Before Taxes	(10.78)%	5.20%	6.87%	6.78%
Russell 2000 Growth Index* (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception is 8.01%.)	(1.38)%	10.67%	7.95%	6.41%
Russell 2000 Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception is 6.95%.)	(4.41)%	9.19%	6.80%	7.82%

*	The Russell 2000 Growth Index replaced the Russell 2000 Index as the Fund’s primary benchmark on October 1, 2016 because AMG Funds LLC and GW&K believe the Russell 2000 Growth Index is more representative of the Fund’s investment strategies.

GW&K became the subadviser to the Fund as of February 1, 2016. Performance prior to that date reflects the performance of a previous subadviser.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.

The section under “ASTON Small Cap Fund” titled “Purchase and Sale of Fund Shares” is hereby deleted and replaced with the following:

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (AMG Funds, c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769), wire transfer, online access (www.amgfunds.com), or by telephone (800-548-4539). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,000	$100
Individual Retirement Accounts (IRAs)	$1,000	$100
Education Savings Accounts (ESAs)	$1,000	$100
Custodial Accounts for Minors (UGMA/UTMA)	$1,000	$100
Class I—Regular Accounts	$100,000	$1,000
Individual Retirement Accounts (IRAs)	$50,000	$1,000

The first paragraph under the section “Management of the Fund” is hereby deleted and replaced with the following:

The Fund is a series of AMG Funds IV (formerly, Aston Funds), a Delaware statutory trust (the “Trust”). AMG Funds IV is part of the AMG Funds Family of Funds, a mutual funds family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. The Fund offers two classes of shares: Class N and Class I.

The sub-section “Investment Adviser” in the section “Management of the Fund” is hereby deleted and replaced with the following:

INVESTMENT ADVISER

AMG Funds LLC

AMG Funds LLC (“AMG Funds” or the “Adviser”), located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Adviser serves as investment adviser and administrator to the Fund and is responsible for the Fund’s overall administration and operations. The Adviser also monitors the performance, security holdings, and investment strategies of the subadviser to the Fund. AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Adviser, serves as the Fund’s distributor. Except for distribution and shareholder service (12b-1) fees, the Distributor receives no compensation from the Fund for its services as distributor.

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Fund participates in a manager of managers structure whereby the Adviser serves as the investment adviser of the Fund and selects and recommends to the Fund’s Board of Trustees investment subadvisers to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Adviser is able, subject to certain conditions and oversight by the Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisers for the Fund. The Adviser, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination, and replacement. Shareholders of the Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.

The second bullet point in the sub-section “Opening an Account” in the section “Shareholder Information” is hereby deleted and replaced with the following:

•	Determine how much you want to invest. The minimum initial and subsequent investment requirements for the applicable class of the Fund are as follows:

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,000	$100
Individual Retirement Accounts (IRAs)	$1,000	$100
Education Savings Accounts (ESAs)	$1,000	$100
Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$1,000	$100
Class I—Regular Accounts	$100,000	$1,000
Individual Retirement Accounts (IRAs)	$50,000	$1,000

The table on pages 15-16 in the sub-section “Opening an Account” and the table on page 17 in the sub-section “Selling/Redeeming Shares” in the section “Shareholder Information” are hereby deleted and replaced with the following, and the information set forth in the following table shall supersede any other references to the contrary regarding buying and selling Fund shares in the Prospectus and SAI:

	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,†...

Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional

On your own: By mail	Complete the account application, then mail the application and a check payable to AMG Funds to: AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769

Send a letter of instruction and a check payable to AMG Funds to:

AMG Funds

c/o BNY Mellon Investment

Servicing (US) Inc.

PO Box 9769

Providence,

RI 02940-9769

(Include your account number and Fund name on your check)

Write a letter of instruction containing:

•       Name of the Fund

•       Dollar amount or number of shares you wish to sell

•       Your name

•       Your account number

•       Signatures of all account owners

Mail your letter to:

AMG Funds

c/o BNY Mellon Investment

Servicing (US) Inc.

PO Box 9769

Providence, RI 02940-9769

By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539 (Telephone redemptions are available only for redemptions of less than $50,000)

Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our website at www.amgfunds.com	Go to our website at www.amgfunds.com

By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account

*	Please indicate which class of shares you are buying or selling when you place your order.
†	Redemptions of $50,000 and over require a medallion signature guarantee. Telephone redemptions are available only for redemptions that are below $50,000.

The sub-section “Exchanging Shares” in the section “Shareholder Information” is hereby deleted and replaced with the following:

EXCHANGE PRIVILEGES

To enhance your investment flexibility, we allow you to exchange your shares of the Fund for the same class of shares of other funds in the Trust or for shares of other funds advised by the Adviser, subject to the applicable investment minimum. Not all funds managed by the Adviser offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Adviser as described above, you also may exchange your shares of the Fund through the Adviser for shares in the Agency share class of the JPMorgan U.S. Government Money Market Fund (the “JPMorgan Fund”). In addition, the following restrictions apply:

Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund if you exchange through the funds offered by the Adviser.

The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax-advantaged account and may subject you to a redemption fee.

The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment adviser, bank or investment professional. Normally, we will execute the entire exchange transaction in a single business day.

Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Fund may discontinue, alter or limit the exchange privileges at any time, subject to applicable law.

The sub-section “Payments to Intermediaries” in the section “Shareholder Information” is hereby deleted and replaced with the following:

INVESTING WITH AN INTERMEDIARY

If you invest through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”), rather than directly with the Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Many, if not all, of these Financial Intermediaries may receive various forms of compensation in connection with the sale of Fund shares and/or the servicing of shareholder accounts. Such compensation from the Fund may include receipt of shareholder servicing fees. Shareholder servicing fees are paid out of the assets of the Fund on an ongoing basis for the receipt of certain shareholder services from Financial Intermediaries (including through fund supermarket platforms), including account maintenance, transaction processing and customer liaison services, and will increase the cost to shareholders who invest in Fund shares. These payments are made pursuant to written agreements between the Financial Intermediaries and the Adviser, the Distributor and/or the Fund.

Class N and Class I shares of the Fund are authorized to pay shareholder servicing fees at a rate of up to 0.15% of the Fund’s average daily net assets with respect to such share class. The Adviser has voluntarily agreed, through at least October 1, 2017, to waive a portion of the shareholder servicing fees paid by the various share classes of the Fund, as necessary, to ensure the total net expense ratio for each share class of the Fund does not increase due to the fee and expense changes taking effect October 1, 2016.

The Adviser, a Subadviser and/or the Distributor may pay additional compensation (directly out of their own resources and not as an expense of the Fund) to certain affiliated or unaffiliated Financial Intermediaries in connection with the sale, including distribution, marketing and promotional services, or retention of Fund shares and/or shareholder servicing. To the extent permitted by Securities and Exchange Commission and Financial Industry Regulatory Authority, Inc. rules and other applicable laws and regulations, the Adviser, a Subadviser and the Distributor may make other payments or allow other promotional incentives to Financial Intermediaries. This compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the Fund over other investment options. Any such payments may be substantial; however, they will be made by the Adviser, a Subadviser and/or the Distributor, as applicable, not by the Fund or its shareholders, and will not change the NAV or the price of the Fund’s shares.

You can find further details in the SAI about the payments made by the Adviser, a Subadviser and/or the Distributor and the services provided by Financial Intermediaries. You can ask your Financial Intermediary for information about any payments it receives from the Adviser and/or the Distributor and any services it provides, as well as about fees and/or commissions it charges.

In addition, effective as of December 5, 2016, the Prospectus will be revised as follows:

The first paragraph of the section under “ASTON Small Cap Fund” titled “Principal Investment Strategies” will be deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-capitalization companies. In addition, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of U.S. companies. The Fund ordinarily invests in approximately 55-85 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. Small-capitalization companies are those with a market capitalization of less than $5.0 billion at the time of purchase or otherwise within the range of capitalizations of companies in the Russell 2000® Growth Index (between $132.9 million and $3.9 billion as of May 27, 2016, the date of the latest reconstitution of the Index (implemented June 24, 2016)). The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time.

In addition, effective as of October 1, 2016, the SAI will be revised as follows:

The first paragraph of the SAI is hereby deleted and replaced with the following:

This Statement of Additional Information dated February 29, 2016, as amended or supplemented from time to time (“SAI”), provides supplementary information pertaining to shares representing interests in one of twenty-two currently available investment portfolios (the “Fund”) of AMG Funds IV (formerly, Aston Funds) (the “Trust”). The Trust is part of the AMG Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.

The following information replaces, in its entirety, the information in the sub-section relating to “Officer(s) Who are Not Trustees” of the “Trustees and Officers of the Trust” section starting on page 15 of the SAI:

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Officer(s) Who Are Not Trustees

Jeffrey T. Cerutti c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 48 President, Chief Executive Officer and Principal Executive Officer	Since 2015	Chief Executive Officer, AMG Funds LLC (2014–Present); Director, President and Principal, AMG Distributors, Inc. (2014–Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014–Present); Chief Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Chief Executive Officer of Aston Asset Management, LLC (2016); President, VP Distributors (2011–2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010–2014); Managing Director, Head of Sales, UBS Global Asset Management (2001–2010).	N/A	N/A	N/A

Keitha L. Kinne c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 58 Chief Operating Officer	Since 2016	Chief Operating Officer, AMG Funds LLC (2007–Present); Chief Investment Officer, AMG Funds LLC (2008 – Present); Chief Operating Officer, AMG Distributors, Inc. (2007– Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007–Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
III (2012–2014); Managing Partner, AMG Funds LLC (2007–2014); President, AMG Distributors, Inc. (2012–2014); Managing Director, Legg Mason & Co., LLC (2006–2007); Managing Director, Citigroup Asset Management (2004–2006).

Donald S. Rumery c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 58 Treasurer, Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer	Since 2016	Principal Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2008–Present); Senior Vice President, Director of Mutual Funds Services, AMG Funds LLC (2005–Present); Treasurer, AMG Funds III (1995– Present); Treasurer, AMG Funds (1999–Present); Treasurer, AMG Funds I and AMG Funds II (2000–Present); Chief Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007–Present); Treasurer and Chief Financial Officer, AMG Distributors, Inc. (2000–2012); Vice President, AMG Funds LLC (1994–2004).	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Gerald F. Dillenburg, CPA c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 49 Chief Compliance Officer and Sarbanes–Oxley Code of Ethics Compliance Officer	Since 1996	Chief Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016–Present); Chief Compliance Officer, Aston Asset Management, LLC (2006– 2016); Chief Financial Officer, Aston Asset Management, LLC (2006– 2010); Treasurer, Aston Funds (1996-2010); Secretary, Aston Funds (1996-2015); Chief Financial Officer, Aston Funds (1997-2010); Chief Operating Officer, Aston Funds (2003–2016).	N/A	N/A	N/A

Mark J. Duggan c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 51 Secretary and Chief Legal Officer	Since 2015	Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2015–Present); Senior Vice President and Senior Counsel, AMG Funds LLC (2015– Present); Attorney, K&L Gates, LLP (2009– 2015).	N/A	N/A	N/A

John C. Ball c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 40 Assistant Treasurer	Since 2016	Vice President, Assistant Treasurer, AMG Funds LLC (2014-Present); Assistant Treasurer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Vice President, State Street Corp. (2010-2014); Vice President, State Street International (Ireland) Limited (2007-2010).	N/A	N/A	N/A

Maureen A. Meredith c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 31 Assistant Secretary	Since 2016	Vice President, Counsel, AMG Funds LLC (2015-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011).	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Marc Peirce c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 54 Assistant Secretary	Since 2001	Vice President, Compliance Officer, AMG Funds LLC (2016-Present); Vice President, Aston Asset Management, LLC (1998-2016); Assistant Chief Compliance Officer, Aston Asset Management, LLC (2006-2016).	N/A	N/A	N/A

Diana M. Podgorny c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 36 Assistant Secretary	Since 2010	Vice President, Counsel, AMG Funds LLC (2016-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Vice President, Counsel, Aston Asset Management, LLC (2010-2016).	N/A	N/A	N/A

Patrick J. Spellman c/o AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, CT 06830 Age: 42 Anti-Money Laundering Compliance Officer	Since 2016	Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).	N/A	N/A	N/A

The first three paragraphs of sub-section “Investment Adviser” in the section “Investment Advisory and Other Services” are hereby deleted and replaced with the following:

INVESTMENT ADVISER

The Trustees provide board supervision over the operations and affairs of the Trust and the Fund. AMG Funds LLC serves as investment adviser to the Fund. The Adviser also serves as administrator of the Fund and carries out the daily administration of the Trust and the Fund. The Adviser’s principal address is 600

Steamboat Road, Suite 300, Greenwich, Connecticut 06830. The Adviser is a subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Adviser. AMG is located at 777 South Flagler Drive, West Palm Beach, Florida 33401. AMG (NYSE: AMG) is a global asset management company with equity investments in leading boutique investment management firms. AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Adviser, serves as distributor to the Fund. The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

The fourth paragraph and first table of sub-section “Investment Adviser” in the section “Investment Advisory and Other Services” are hereby deleted and replaced with the following:

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with AMG Funds, AMG Funds receives a management fee from the Fund at an annual rate based on the Fund’s average daily net assets, computed daily and payable monthly, at the following annual rate:

Fund	Gross Advisory Fee[1] (as a % of average daily net assets)
AMG GW&K U.S. Small Cap Growth Fund	0.80%

[1]	Effective October 1, 2016, the Fund’s management fee rate payable was reduced by 0.10%.

The first three paragraphs and the first table of the sub-section “Administrator” in the section “Investment Advisory and Other Services” are hereby deleted and replaced with the following:

Effective October 1, 2016, the Adviser entered into an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Fund. Under the Fund Administration Agreement, the Adviser also serves as administrator of the Fund and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Fund. Effective October 1, 2016, for these services, the Fund will pay the Adviser 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Adviser upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Adviser.

The sub-section “Underwriter” in the section “Investment Advisory and Other Services” is hereby deleted and replaced with the following:

Underwriter

Under a Distribution Agreement between the Trust and the Distributor (the “Distribution Agreement”), the Distributor serves as the principal distributor and underwriter for the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of the Fund’s Prospectus for sales purposes and any advertising or sales literature. Any costs and expenses not allocated to the Distributor shall be borne by the Adviser or an affiliate of the Adviser as agreed upon between the Distributor and the Adviser from time to time. The Distributor is not obligated to sell any specific amount of shares of the Fund.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Advisory Agreements. The Distribution Agreement remains in effect for one year from the date of its execution and thereafter from year to year, provided that each such continuance is specifically approved at least annually (i) by vote of the Trustees of the Trust and (ii) by vote of a majority of the Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement or any plan adopted by the Trust under Rule 12b-1 under the 1940 Act, cast in person at a meeting called for the purpose of voting on the Distribution Agreement.

For sales of Fund shares, the Distributor may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of the Fund. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made pursuant to the Rule 12b-1 distribution and service plan described below and possibly supplemented by payments by the Distributor or its affiliates out of their own assets, or, in the case of such shares that are not subject to a Rule 12b-1 distribution and service plan, only by the Distributor or its affiliates out of their own assets.

The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

The following paragraph is added at the end of the sub-section “Payments to Intermediaries” in the section “Portfolio Transactions and Brokerage Commissions”:

The Fund is authorized to pay shareholder servicing fees at a rate of up to 0.15% of the Fund’s average daily net assets with respect to Class N and Class I shares. The Adviser has voluntarily agreed, through at least October 1, 2017, to waive a portion of the shareholder servicing fees paid by the various share classes of the Fund, as necessary, to ensure the total net expense ratio for each share class of the Fund does not increase due to the fee and expense changes taking effect October 1, 2016.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUP PRO SAI GWKSC 1016